Condensed Combined Debtor in Possession Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements Disclosure [Abstract]
Guarantor and Non-Guarantor Annual Condensed Consolidating Financial Information	Condensed Combined Debtor-in-Possession Financial Information The following financial statements represent the unaudited condensed combined financial statements of the Debtors. The results of the non-debtor entities are not included in these financial statements. Intercompany transactions among the Debtors have been eliminated in the following financial statements. Intercompany transactions among the Debtor and non-debtor entities have not been eliminated in the following financial statements.
Amounts reported for Hertz Global and Hertz are substantially the same, with the exception of that related to interest expense (income) and tax provision (benefit), as well as activity associated with the master loan agreement between Hertz and Hertz Global as disclosed in Note 13, "Related Party Transactions."
THE DEBTORS
CONDENSED COMBINED BALANCE SHEET
(in millions)

	March 31, 2021	December 31, 2020
ASSETS
Cash and cash equivalents	$534	$492
Restricted cash and cash equivalents	1,179	305
Total cash, cash equivalents, restricted cash and restricted cash equivalents	1,713	797
Receivables, net	404	388
Due from non-debtor affiliates	51,607	51,638
Prepaid expenses and other assets	265	183
Revenue earning vehicles, net	5	37
Property and equipment, net	530	549
Operating lease right-of-use assets	1,353	1,424
Investment in subsidiaries, net	4,893	4,527
Intangible assets, net	2,966	2,988
Goodwill	488	488
Assets held for sale(1)	—	173
Total assets	$64,224	$63,192

LIABILITIES AND EQUITY
Accounts payable	$219	$200
Accrued liabilities	477	412
Accrued taxes, net	84	48
Debt	740	242
Operating lease liabilities	1,314	1,385
Self-insured liabilities	243	251
Deferred income taxes, net	1,208	887
Total liabilities not subject to compromise	4,285	3,425
Liabilities subject to compromise	59,674	59,637
Liabilities held for sale(1)	—	74
Total liabilities	63,959	63,136
Total equity attributable to the Debtors	265	56
Total liabilities and equity	$64,224	$63,192

(1)    At December 31, 2020, the assets and certain liabilities of the Company's Donlen business were classified as assets held for sale and liabilities held for sale, respectively. On March 30, 2021, the Company's Donlen business was sold as disclosed in Note 3, "Divestitures."
THE DEBTORS
CONDENSED COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(in millions)

Three Months Ended March 31, 2021
Total revenues	$942
Expenses:
Direct vehicle and operating	687
Depreciation of revenue earning vehicles and lease charges	322
Selling, general and administrative	117
Interest (income) expense, net	34
Other (income) expense, net	18
Reorganization items, net	42
(Gain) from the sale of a business	(392)
Total expenses	828
Income (loss) before income taxes and equity in earnings (losses) of non-debtor entities	114
Income tax (provision) benefit	(335)
Equity in earnings (losses) of non-debtor entities	411
Net income (loss)	190
Total other comprehensive income (loss), net of tax	17
Comprehensive income (loss) attributable to the Debtors	$207
THE DEBTORS
CONDENSED COMBINED STATEMENT OF CASH FLOWS
(in millions)

Three Months Ended March 31, 2021
Net cash provided by (used in) operating activities	$(53)
Cash flows from investing activities:
Revenue earning vehicles expenditures	(10)
Proceeds from disposal of revenue earning vehicles	(25)
Non-vehicle capital asset expenditures	(8)
Proceeds from non-vehicle capital assets disposed of	3
Proceeds from the sale of business, net of cash sold	818
Capital contributions to non-debtor entities	(411)
Return of capital from non-debtor entities	43
Net cash provided by (used in) investing activities	410
Cash flows from financing activities:
Proceeds from issuance of non-vehicle debt	560
Repayments of non-vehicle debt	(1)
Net cash provided by (used in) financing activities	559
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period	916
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	797
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	$1,713
Condensed Combined Debtor-in-Possession Financial Information
The following financial statements represent the audited condensed combined financial statements of the Debtors. The results of the non-debtor entities are not included in these financial statements. Intercompany transactions among Debtors have been eliminated in the following financial statements. Intercompany transactions among Debtors and non-debtor entities have not been eliminated in the following financial statements.

Amounts reported for Hertz Global and Hertz are substantially the same, with the exception of that related to interest expense (income) and tax provision (benefit), as well as activity associated with the master loan agreement between Hertz and Hertz Global and proceeds from the issuance of stock under the ATM Program as disclosed in the Notes to our consolidated financial statements under the caption Item 8, "Financial Statements and Supplementary Data” included in this 2020 Annual Report Note 16, "Related Party Transactions," and Note 17, "Equity and Earnings (Loss) Per Share - Hertz Global," respectively.
THE DEBTORS
CONDENSED COMBINED BALANCE SHEET
(in millions)

December 31, 2020
ASSETS
Cash and cash equivalents	$492
Restricted cash and cash equivalents	305
Total cash, cash equivalents, restricted cash and restricted cash equivalents	797
Receivables, net	388
Due from non-debtor affiliates	51,638
Prepaid expenses and other assets	183
Revenue earning vehicles, net	37
Property and equipment, net	549
Operating lease right-of-use assets	1,424
Investment in subsidiaries, net	4,527
Intangible assets, net	2,988
Goodwill	488
Assets held for sale(1)	173
Total assets	$63,192

LIABILITIES AND EQUITY
Accounts payable	$200
Accrued liabilities	412
Accrued taxes, net	48
Debt	242
Operating lease liabilities	1,385
Self-insured liabilities	251
Deferred income taxes, net	887
Total liabilities not subject to compromise	3,425
Liabilities subject to compromise	59,637
Liabilities held for sale(1)	74
Total liabilities	63,136
Total equity attributable to the Debtors	56
Total liabilities and equity	$63,192

(1) The assets and liabilities of Donlen as of December 31, 2020, have been classified as assets held for sale and liabilities held for sale, respectively. See Note 3, "Divestitures," for additional information.
THE DEBTORS
CONDENSED COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(in millions)

Year Ended December 31, 2020
Total revenues	$3,593
Expenses:
Direct vehicle and operating	2,896
Depreciation of revenue earning vehicles and lease charges	2,970
Selling, general and administrative	492
Interest (income) expense, net	122
Intangible and other asset impairments	213
Other (income) expense, net	(35)
Reorganization items, net	175
Total expenses	6,833
Income (loss) before income taxes and equity in earnings (losses) of non-debtor entities	(3,240)
Income tax (provision) benefit	710
Equity in earnings (losses) of non-debtor entities	816
Net income (loss)	(1,714)
Total other comprehensive income (loss), net of tax	(23)
Comprehensive income (loss) attributable to the Debtors	$(1,737)
THE DEBTORS
CONDENSED COMBINED STATEMENT OF CASH FLOWS
(in millions)

Year Ended December 31, 2020
Net cash provided by (used in) operating activities	$(738)
Cash flows from investing activities:
Revenue earning vehicles expenditures	(478)
Proceeds from disposal of revenue earning vehicles	594
Non-vehicle capital asset expenditures	(79)
Proceeds from non-vehicle capital assets disposed of	48
Sales of marketable securities	74
Capital contributions to non-debtor entities	(835)
Return of capital from non-debtor entities	838
Loan to non-debtor entity	(180)
Loan repayment from non-debtor entity	189
Net cash provided by (used in) investing activities	171
Cash flows from financing activities:
Proceeds from issuance of vehicle debt	321
Repayments of vehicle debt	(467)
Proceeds from issuance of non-vehicle debt	1,812
Repayments of non-vehicle debt	(855)
Proceeds from the issuance of stock, net	28
Other	(2)
Net cash provided by (used in) financing activities	837
Effect of foreign currency exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	1
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period	271
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	526
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	$797